Financial Instruments - Summarizes outstanding Cross Currency Swap Agreements (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Asset	$ 96	$ 591
Cross-currency swaps | Less than one year | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	5,210	11,381
Derivative financial instruments liability	(984)	0
Asset	96	$ 2,278
Cross-currency swaps | One to three years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	7,602
Derivative financial instruments liability	(1,377)
Asset
Cross-currency swaps | Three to four years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	13,633
Derivative financial instruments liability	(803)
Asset
Cross-currency swaps | Four to six years | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional Amount	507
Derivative financial instruments liability	(51)
Asset